FINANCIAL LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current:
Current deferred consideration	$ 1,148	$ 136
Interest rate swaps	54	116
Foreign currency forward contracts	76	107
Other financial liabilities	232	337
Total current financial liabilities	1,510	696
Non-current:
Deferred consideration	6	1,022
Interest rate swaps	160	341
Foreign currency forward contracts	22	138
Inflation swaps	0	46
Other financial liabilities	1,542	1,131
Total non-current financial liabilities	$ 1,730	$ 2,678
Deferred consideration, annual interest accrual	3.35%